Organization (Details) - Avalanche Treasury Company, LLC		4 Months Ended
	Oct. 01, 2025 USD ($) item $ / shares shares	Dec. 31, 2025 USD ($) shares	Mar. 31, 2026 USD ($)
Organization
Number of units issued | shares	21,563,032	27,368,670
Contractual price | $ / shares	$ 10
Aggregate contractual value	$ 216,000,000
Fair value of units issued	$ 180,400,000
Number of units issued in exchange of AVAX | shares	5,805,638
Contractual value of units issued in exchange of AVAX	$ 58,000,000
Fair value of units issued in exchange of AVAX	$ 29,600,000
Percentage of discount on digital assets purchased	60.00%
Amount paid in cash and USDC	$ 50,000,000
Value of units issued for purchase of digital assets	30,000,000
Fair value of the token sale liability		$ 40,010,988	$ 15,203,085
AVAX
Organization
Minimum value of AVAX tokens on a pre-discount basis	$ 200,000,000
Number of AVAX tokens contributed | item	1,960,040
Amount paid in cash and USDC		$ 15,075,933
Number of AVAX tokens purchased | item	7,317,966
Fair value of AVAX tokens purchased	$ 142,200,000
Class A stock
Organization
Number of shares issued for purchase of digital assets | shares	3,000,000